Document And Entity Information	Apr. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2025
Entity Registrant Name	FTC Solar, Inc.
Entity Central Index Key	0001828161
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40350
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4816270
Entity Address, Address Line One	9020 N Capital of Texas Hwy
Entity Address, Address Line Two	Suite I-260
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	737
Local Phone Number	787-7906
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FTCI
Security Exchange Name	NASDAQ